Offsetting (Tables)	12 Months Ended
Dec. 31, 2015
Offsetting [Abstract]
Offsetting Assets [Table Text Block]
	Offsetting of Derivative Assets

	As of December 31, 2015			As of December 31, 2014
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Financial Condition	Net Amounts of Assets Presented in the Statement of Financial Condition	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Financial Condition	Net Amounts of Assets Presented in the Statement of Financial Condition

Futures and forward contracts	$185,942	$(182,528)	$3,414	$624,202	$(142,271)	$481,931

	$185,942	$(182,528)	$3,414	$624,202	$(142,271)	$481,931

Schedule of Derivative Instruments [Table Text Block]
	Derivative Assets and Collateral Held by Counterparty

	As of December 31, 2015				As of December 31, 2014
	Net Amount of Assets in the	Gross Amounts Not Offset in the Statement of Financial Condition			Net Amount of Assets in the	Gross Amounts Not Offset in the Statement of Financial Condition
Individual Trading Companies (with derivative assets and collateral held by RJO)	Statement of Financial Condition	Financial Instruments	Cash Collateral Received	Net Amount	Statement of Financial Condition	Financial Instruments	Cash Collateral Received	Net Amount

OASIS PGR, LLC	$(26,242)	$-	$-	$(26,242)	$297,570	$-	$-	$297,570
OASIS ROW, LLC	11,674	-	-	11,674	184,361	-	-	184,361
OASIS TWC, LLC	(715)	-	-	(715)	-	-	-	-
OASIS Claughton, LLC	18,697	-	-	18,697	-	-	-	-

	$3,414	$-	$-	$3,414	$481,931	$-	$-	$481,931
	Derivative Liabilities and Collateral Pledged by Counterparty

	As of December 31, 2015				As of December 31, 2014
	Net Amount of Liabilities in	Gross Amounts Not Offset in the Statement of Financial Condition			Net Amount of Liabilities in	Gross Amounts Not Offset in the Statement of Financial Condition
Individual Trading Companies (with derivative liabilities and collateral held by RJO)	the Statement of Financial Condition	Financial Instruments	Cash Deposits Held by Broker	Net Amount	the Statement of Financial Condition	Financial Instruments	Cash Deposits Held by Broker	Net Amount

OASIS ROW, LLC	$8,059	$(8,059)	$-	$-	$15,976	$(15,976)	$-	$-

	$8,059	$(8,059)	$-	$-	$15,976	$(15,976)	$-	$-

Offsetting Liabilities [Table Text Block]
	Offsetting of Derivative Liabilities

	As of December 31, 2015			As of December 31, 2014
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Condition	Net Amounts of Liabilities Presented in the Statement of Financial Condition	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Condition	Net Amounts of Liabilities Presented in the Statement of Financial Condition

Futures and forward contracts	$182,528	$(182,528)	$-	$142,271	$(142,271)	$-
Options written on futures contracts	8,059	-	8,059	15,976	-	15,976

	$190,587	$(182,528)	$8,059	$158,247	$(142,271)	$15,976